Equity-Based Compensation (Details) - USD ($) shares in Millions, $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	May 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Equity-Based Compensation
Stock-based compensation expense		$ 2		$ 2
Unrecognized compensation cost related to unvested stock options		28		$ 28
Expected weighted average period compensation costs to be recognized (years)				2 years 6 months
General and administrative expense
Equity-Based Compensation
Stock-based compensation expense		5	$ 1	$ 8	$ 1
Management Incentive Plan | GBTG MIP Options
Equity-Based Compensation
Percentage of fair market value of the shares equals the exercise price of options granted	100.00%
Management Incentive Plan | Three year vesting period | GBTG MIP Options
Equity-Based Compensation
Annual vesting percentage (in percent)	33.33%
Management Incentive Plan | Five year vesting period | GBTG MIP Options
Equity-Based Compensation
Annual vesting percentage (in percent)	20.00%
Management Incentive Plan | Earnout shares
Equity-Based Compensation
Stock-based compensation expense		$ 2		$ 2
Management Incentive Plan | Minimum | GBTG MIP Options
Equity-Based Compensation
Vesting period	3 years
Management Incentive Plan | Maximum | GBTG MIP Options
Equity-Based Compensation
Vesting period	5 years
2022 Equity Incentive Plan
Equity-Based Compensation
Awards granted				0
2022 Equity Incentive Plan | Maximum | Class A common stock
Equity-Based Compensation
Shares were reserved for issuance	48
Employee Stock Purchase Plan
Equity-Based Compensation
Percentage of number of all common stock outstanding considered for automatic increase of shares available for purchase under the plan	1.00%
Employee Stock Purchase Plan | Maximum
Equity-Based Compensation
Shares were reserved for issuance	11